Share-based Compensation (Tables)	3 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Award Activity Under the 2022 RSU Plan
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	7	$47.34
Vested	(2)	$60.36
Outstanding and expected to vest as of June 30, 2025	5	$48.05
(1) Awards and weighted average grant date per award exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Schedule of Omnibus Incentive Plan
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	11	$118.24
Granted	11	$116.45
Vested	(3)	$117.33
Outstanding and expected to vest as of June 30, 2025	19	$117.38
(1)    Awards and weighted average grant date per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Share-Based Compensation Cost
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended June 30,
(in millions)	2025	2024
Cost of sales	$7	$6
Research and development	174	129
Selling, general and administrative	60	47
Pre-tax share-based compensation cost	$241	$182
Less: income tax effect	46	12
Net share-based compensation cost	$195	$170